Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
Indirect taxes	$ 620	$ 667
Prepaid expenses and advances to suppliers	790	752
Others	126	347
Other accounts receivable and prepaid expenses	$ 1,536	$ 1,766